RIGHT-OF-USE ASSET / (LEASE LIABILITIES) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use Asset
Cash outflow	$ 267,111	$ 358,020
Lease concession description	15% waiver for the period April 1 through to September 30, 2020.
Lease extension description	The lease has been extended by 6 months from September 1, 2021 to February 28, 2022
Right -of-use assets	$ 88,103
Non-current liabilities increased	$ 94,626